THE CHAPMAN FUNDS, INC.
--------------------------------------------------------------------------------












                                        [LOGO]

                               U.S. TREASURY MONEY FUND


                                    ANNUAL REPORT
                                   OCTOBER 31, 1998

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Schedule Of Investments - October 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(Showing Percentage of Total Value of Net Assets)


   Principal                                                                 Value
    Amount                                                                  (Note B)
 -------------                                                            ------------
                             U.S. GOVERNMENT - 61.3%

$ 35,000,000     U.S. Treasury Bills 3.420%, Due 11/05/98                $ 34,986,700
   8,000,000     U.S. Treasury Bills 4.629%, Due 01/21/99                   7,920,649
   2,000,000     U.S. Treasury Bills 3.850%, Due 02/04/99                   1,979,681
      30,000     U.S. Treasury Bills 4.975%, Due 02/04/99*                     29,607
   2,000,000     U.S. Treasury Bills 3.900%, Due 05/27/99                   1,955,149
                                                                         ------------
                                                                           46,871,786
                                                                         ------------

                          REPURCHASE AGREEMENTS - 49.5%

  17,843,000     Societe Generale, dated 10/30/98, 5.40% agreement
                 to repurchase at $17,851,029 on 11/02/98
                 (collateralized by U.S. Treasury Notes, 7.00%, due
                 07/15/2006, $18,437,933 market value)                     17,843,000
  10,000,000     Dean Witter, dated 10/30/98, 5.30% agreement to
                 repurchase at $10,004,417 on 11/02/98
                 (collateralized by U.S. Treasury Notes, 5.75%, due
                 10/31/2000, $10,469,827 market value)                     10,000,000
  10,000,000     CS First Boston, dated 10/30/98, 5.30% agreement
                 to repurchase at $10,004,417 on 11/02/98
                 (collateralized by U.S. Treasury Notes, 7.75%, due
                 11/30/99, $10,510,797 market value)                       10,000,000
                                                                         ------------
                                                                           37,843,000
                                                                         ------------

                 Total Investments (Cost $84,714,786)** - 110.8%           84,714,786
                 Other Assets and Liabilities - (10.8%)                    (8,235,797)
                                                                         ------------

                 Net Assets - 100.0%                                     $ 76,478,989
                                                                         ------------
                                                                         ------------



 *Pledged as collateral for Fidelity Bond
**Cost for federal income tax purposes




See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Assets and Liabilities - October 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



          ASSETS:
          Investments in securities (including repurchase
             agreements of  $37,843,000) at value
             (amortized cost $84,714,786) (Note B)                 $ 84,714,786
          Cash                                                               12
          Interest receivable                                            11,242
          Prepaid expenses                                                6,541
                                                                   ------------
          Total assets                                               84,732,581
                                                                   ------------


          LIABILITIES:
          Accrued expenses                                               73,948
          Distribution payable                                          258,995
          Payable for securities purchased                            7,920,649
                                                                   ------------
          Total liabilities                                           8,253,592
                                                                   ------------

          NET ASSETS                                               $ 76,478,989
                                                                   ------------
                                                                   ------------

          NET ASSETS CONSIST OF:
          Capital stock                                            $     76,479
          Paid-in-capital                                            76,402,510
                                                                   ------------
          Net assets, for 76,478,989 common shares
          outstanding                                              $ 76,478,989
                                                                   ------------
                                                                   ------------

          NET ASSET VALUE PER SHARE                                $       1.00
                                                                   ------------
                                                                   ------------




See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Operations  - For the year ended October 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



          INVESTMENT INCOME:
             Interest income                                        $ 2,629,535
                                                                    -----------
          EXPENSES:
             Management and administrative fees                         292,208
             Custodian fees                                              39,454
             Legal and auditing fees                                     34,901
             Director's fees                                             20,783
             Rating fees                                                 21,912
             Transfer and dividend disbursing agent's fees               18,578
             Insurance fees                                              12,503
             Other                                                       18,637
                                                                    -----------
                Total expenses before reimbursement                     458,976

          Reimbursement of expenses (Note D)                           (142,418)
                                                                    -----------
                Net expenses                                            316,558
                                                                    -----------

          Increase in net assets resulting from operations          $ 2,312,977
                                                                    -----------
                                                                    -----------




See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            Year ended          Year ended
                                                         October 31, 1998    October 31, 1997
                                                         ----------------    ----------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                                    $   2,312,977      $   2,388,115
                                                           -------------      -------------
  Net increase in net assets from operations                   2,312,977          2,388,115
DIVIDENDS:
  Dividends paid to shareholders from net investment
  income ($0.0477 and $.0470 per share, respectively)         (2,312,977)        (2,388,115)
                                                           -------------      -------------
CAPITAL SHARE TRANSACTIONS (AT $1 PER SHARE):
  Proceeds from sales of shares                              136,367,309        176,692,845
  Shares issued in reinvestment of dividends from net
    investment income                                          1,390,423          1,381,641
  Shares redeemed                                           (121,488,853)      (172,992,911)
                                                           -------------      -------------
  Increase in net assets from capital share transactions      16,268,879          5,081,575
                                                           -------------      -------------

Total increase in net assets                                  16,268,879          5,081,575

NET ASSETS:
  Beginning of period                                         60,210,110         55,128,535
                                                           -------------      -------------
  End of period                                            $  76,478,989      $  60,210,110
                                                           -------------      -------------
                                                           -------------      -------------





See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Financial Highlights
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.



                                                     FOR THE YEARS ENDED OCTOBER 31,
                                   --------------------------------------------------------------------

                                     1998           1997           1996           1995           1994
                                   --------       --------       --------       --------       --------
PER SHARE OPERATING
PERFORMANCE:
  Net asset value,
  beginning of period              $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                   -------        -------        -------        -------        -------
INCOME FROM
INVESTMENT OPERATIONS:
  Net investment income             0.0477         0.0470         0.0464         0.0497         0.0294
                                   -------        -------        -------        -------        -------
  Total from investment
  operations                        0.0477         0.0470         0.0464         0.0497         0.0294
                                   -------        -------        -------        -------        -------

DISTRIBUTIONS:
  From net investment income       (0.0477)       (0.0470)       (0.0464)       (0.0497)       (0.0294)
                                   -------        -------        -------        -------        -------
  Total distributions              (0.0477)       (0.0470)       (0.0464)       (0.0497)       (0.0294)
                                   -------        -------        -------        -------        -------
  Net asset value,
  end of period                    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                   -------        -------        -------        -------        -------
                                   -------        -------        -------        -------        -------


TOTAL RETURN:(1)                     4.88%          4.80%          4.74%          5.09%          3.04%

RATIOS TO AVERAGE NET ASSETS:


  Expenses(2)                        0.65%          0.67%          0.75%          0.75%          0.75%
  Expenses (prior to limitation)     0.94%          0.93%          0.87%          0.97%          1.12%
  Net investment income              4.75%          4.72%          4.63%          5.02%          2.94%

SUPPLEMENTAL DATA:
  Net Assets, end of period
  (000 omitted)                    $76,479        $60,210        $55,129        $34,371        $20,011




-------------------------
(1) The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year and reinvestment of all distributions).
(2) Chapman Capital Management, Inc., the Fund's investment adviser, has agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis. Prior to January 1, 1997 the Fund's expenses were limited to .75% of average daily net assets on an annual basis.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - October 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A - GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), containing diversified and non-diversified series. The Company currently offers five series; U.S. Treasury Money Fund (the "Fund"), Institutional Cash Management Fund, DEM Equity Fund, DEM Index Fund, and DEM Fixed Income Fund.

The Fund is a diversified series that seeks to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act, provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements - The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default, the Fund might be delayed in, or prevented from, selling the collateral for its benefit.

Distributions to Stockholders - Dividends to shareholders of the Fund are declared daily from net investment income, which consist of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C - CAPITAL STOCK

The Chapman Funds, Inc. is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as U.S. Treasury Money Fund shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment adviser and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of .5% and .1%, respectively. At October 31, 1998, expenses payable to CCM for advisory and administrative services were $28,835.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - October 31, 1998 Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES - Continued

CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account with a monthly minimum of $1,500 per fund excluding out-of-pocket expenses. At October 31, 1998, expenses payable to CCM for transfer and dividend disbursing agent fees were $1,500.

Effective January 1, 1998, CCM has agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis, until December 31, 1998.

NOTE E - DIRECTOR'S FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the year ended October 31, 1998, these "affiliated persons" did not receive any compensation from the Company.

Those directors who are not officers of the Company receive $1,000 compensation plus certain expenses from the Company for each Board of Directors meeting they attend.

                  REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Directors of The Chapman Funds, Inc. - U.S. Treasury Money Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Chapman Funds, Inc. - U.S. Treasury Money Fund as of October 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chapman Funds, Inc. - U.S. Treasury Money Fund at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                   /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
December 4, 1998

THE CHAPMAN FUNDS, INC.
--------------------------------------------------------------------------------










                                       [LOGO]

                                  DEM EQUITY FUND
                 A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                   ANNUAL REPORT
                                  OCTOBER 31, 1998

A MESSAGE TO OUR SHAREHOLDERS



                                                               December 15, 1998

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     We are pleased to provide the first annual report for shareholders of the DEM Equity Fund and would like to welcome you as shareholders. The Fund, launched on April 8, 1998, is a pioneer in the "Domestic Emerging Markets" segment, which we believe, offers exciting opportunities for investment. As a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation, the Fund invests in companies that we believe are positioned for growth within the Domestic Emerging Markets market segment. The "Domestic Emerging Market" market segment is comprised of companies that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women that are located in the United States and its territories ("DEM Companies"). The Fund considers both capital appreciation and income in the selection of investments, but primary emphasis is on capital appreciation.

     In 1998 market volatility continued due to uncertainty over global economic turmoil affecting emerging markets, especially Asia, Russia, and Brazil. Domestic events, including the risk of presidential impeachment, added to the year's market strain. The economy in 1998 has benefited from low inflation and low interest rates, yet seen a slowing in economic growth. Since Fund inception through October 1998, the Consumer Price Index has risen by only 1.2%, and the Federal Reserve lowered the Federal Funds Rate two times by 25 basis points each, to stand at 5.0%. Both of these factors have helped to fuel continued consumer income and spending. The Gross Domestic Product started the first quarter of 1998 at a high 5.5%, yet slowed to a 3.9% rate for the third quarter of 1998.

     The Fund's benchmark, the Russell 2000 Growth Index, climbed to its high for the year in April 1998, just as the Fund was launched. From that point, as the market favored large capitalization stocks, the Russell 2000 Growth Index trended downward until early October, losing 21.8% from April 8, 1998 through October 31, 1998. However, the DEM Equity Fund outperformed the Russell 2000 Growth Index, losing only 18.9% for the same period. The last three-quarters of October, however, saw resurgence in small capitalization stock valuations.
Since then, November has seen another Federal Reserve 25 basis point rate cut, and continued strength in the market. Again outperforming its benchmark, The Fund gained 12.2% in November of 1998 while the Russell 2000 Growth Index only gained 7.8%. The Company continues to believe that the best investment strategy ignores short-term market fluctuations and looks for long-term capital appreciation.


[GRAPH]



Russell 2000 Growth                     $7,820
Index

DEM Inst'l Shares                       $8,110

DEM Investor Shares                     $7,725


     COMPARISON OF CHANGE IN VALUE OF INVESTMENT OF
      DEM EQUITY FUND VS. RUSSELL 2000 GROWTH INDEX.



--------------------------------------------------------------------------------
                            DEM EQUITY FUND TOTAL RETURN*
                                As of October 31, 1998

Investor Shares                         (22.74)% with sales charge
                                        (18.96)% without sales charge
Institutional Shares                    (18.96)%

*Past performance does not predict future performance
--------------------------------------------------------------------------------

                                 PORTFOLIO WEIGHTINGS
                         Health Care                 3%
                         Technology                 38%
                         Consumer Discretionary     28%
                         Financials                 14%
                         Producer Durables           9%
                         Other                       4%
                         Auto & Transportation       4%


     Within the portfolio, we reduced the cash position from 17% at April 30 to 1.7% at October 31, 1998. During five of the Fund's seven months of operations,
the cash position was above 5%.   During three of these five months, when the
small capitalization market lost value, the cash and the income it earned benefited the Fund's performance relative to the benchmark. During the month of October, our fully invested position (less than 5% cash) enabled the Fund to benefit from the market rally in small capitalization stocks.

     As shown in the chart, we have weighted the Fund heaviest in Technology,
Consumer Discretionary, and Financial Services sectors.   From inception, the
Technology and Consumer Discretionary sectors showed losses, and the Financial Services sector showed mixed returns. Your other three sector holdings, Producer Durables, Auto & Transportation, and Health Care, showed gains in your Fund. Since inception, we have purchased a total of over $11 million of stock, while selling approximately $1.3 million in stock. Many of these sales were companies, which no longer met the DEM criteria.

     Although the U.S. economy continues to be the strongest in the world, market volatility has been the rule this year. Investor sentiment may be expected to continue to swing short-term with global and domestic events. While 1999 may be a challenge in the event of a slow down in economic growth, we remain confident that the Fund should benefit from a favorable domestic economy, growth in the technology sector, careful stock selection and our long-term capital appreciation strategy.

     We thank you for your confidence and the opportunity to earn your business. Have a safe and very happy New Year!

--------------------------------------------------------------------------------

                         DEM EQUITY FUND PORTFOLIO HIGHLIGHTS
                  TOP TEN PORTFOLIO HOLDINGS(*)    (AS OF 10/31/98)

--------------------------------------------------------------------------------
     Solectron Corporation                                       8.4

     Computer Associates International, Inc.                     7.2

     Popular, Inc.                                               5.6

     Ethan Allen Interiors, Inc.                                 5.5

     Lattice Semiconductor Corp.                                 5.0

     The Warnaco Group, Inc., Class A                            4.7

     Mas Tec, Inc.                                               4.4

     Atlas Air, Inc.                                             4.2

     Univision Communications Inc.                               4.0

     Wet Seal, Inc., Class A                                     3.1

          (*)AS A PERCENTAGE OF THE PORTFOLIO'S TOTAL NET ASSETS.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Schedule of Investments - October 31, 1998
--------------------------------------------------------------------------------

                                                                   Market Value
  Shares                                                             (Note 2)
----------                                                         ------------
               COMMON STOCK - 99.0%

               AUTO & TRANSPORTATION - 4.2%
               AIR TRANSPORTATION
    10,000       Atlas Air, Inc.                                   $    345,000
                                                                   ------------
               Total Auto & Transportation                              345,000
                                                                   ------------

               CONSUMER DISCRETIONARY - 26.3%
               APPAREL
    15,000       Supreme International Corporation(+)                   210,437
               COMPUTER RETAIL
     9,000       PC Connection, Inc.(+)                                 137,250
               CONSUMER PRODUCTS
    10,000       Movado Group, Inc.                                     188,750
               ENVIRONMENTAL SERVICES
    10,000       ATG Inc.(+)                                             73,750
               FINANCE: AUTOMOBILES
     9,000       Ugly Duckling Corporation(+)                            46,125
               HOUSEHOLD FURNISHINGS
    13,000       Ethan Allen Interiors, Inc.                            446,875
               RADIO & TV BROADCASTERS
    11,000       Univision Communications Inc.(+)                       324,500
               RETAIL
    12,000       Wet Seal, Inc., Class A(+)                             253,500
               SERVICES COMMERCIAL
     5,000       Vincam Group, Inc.(+)                                   79,062
               TEXTILES: APPAREL MANUFACTURERS
    15,000       The Warnaco Group, Inc., Class A                       383,438
                                                                   ------------
               Total Consumer Discretionary                           2,143,687
                                                                   ------------

               FINANCIAL SERVICES - 13.6%
               BANKS
    14,000       Doral Financial Corporation                            245,000
     5,332       Oriental Financial Group Inc.                          170,656
    15,000       Popular, Inc.                                          455,625
     8,000       R&G Financial Corp., Class B                           138,000
               FINANCIAL DATA PROCESSING
     3,000       Advent Software, Inc.(+)                               104,250
                                                                   ------------
               Total Financials                                       1,113,531
                                                                   ------------

               HEALTH CARE - 2.6%
               HEALTH CARE MANAGEMENT SERVICES
     4,500       Pediatrix Medical Group(+)                             209,812
                                                                   ------------
               Total Health Care                                        209,812
                                                                   ------------

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM  EQUITY FUND
Schedule of Investments -  October 31, 1998 - Continued
--------------------------------------------------------------------------------

                                                                   Market Value
  Shares                                                             (Note 2)
----------                                                         ------------
               COMMON STOCK  - CONTINUED

               PRODUCER DURABLE - 12.9%
               PRODUCTION TECHNOLOGY EQUIPMENT
    12,000       Solectron Corporation(+)                          $    687,000
               TELECOMMUNICATION EQUIPMENT
    10,000       Mas Tec, Inc.(+)                                       357,188
                                                                   ------------
               Total Producer Durable                                 1,044,188
                                                                   ------------

               TECHNOLOGY - 39.4%
               COMMUNICATIONS TECHNOLOGY
     6,500       LCC International Inc., Class A(+)                      30,875
     4,000       Premisys Communications, Inc.(+)                       105,625
    12,000       Smart Modular Technologies, Inc.(+)                    252,000
     8,000       Startec Global Communications Corporation(+)            76,000
               COMPUTER SERVICES SOFTWARE & SYSTEMS
     3,500       Aspect  Development Inc.(+)                            110,578
     7,000       Autodesk, Inc.                                         218,313
    15,000       Broadvision, Inc.(+)                                   225,000
     8,000       Complete Business Solutions, Inc.(+)                   190,000
    15,000       Computer Associates International, Inc.                590,625
    12,000       I2 Technologies, Inc.(+)                               223,500
     5,000       Information Management Resources, Inc.(+)              117,500
    13,000       Intelligroup, Inc.(+)                                  224,250
    14,000       Open Market, Inc.(+)                                    85,750
    15,000       Xylan Corporation(+)                                   240,000
               COMPUTER TECHNOLOGY
    12,000       CHS Electronics, Inc.(+)                               117,000
               ELECTRONICS: SEMI-CONDUCTORS
    12,000       Lattice Semiconductor Corporation                      408,000
                                                                   ------------
               Total Technology                                       3,215,016
                                                                   ------------

               Total Common Stock (Cost $9,720,104) - 99.0%           8,071,234
                                                                   ------------

               Total Investments in Securities - 99.0%                8,071,234
               Other Assets Less Liabilities - 1.0%                      80,875
                                                                   ------------
               Net Assets - 100%                                   $  8,152,109
                                                                   ------------

               (+) Non income producing security





See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of  Assets And Liabilities - October 31, 1998
--------------------------------------------------------------------------------

     ASSETS:
     Investments in securities (Cost $9,720,104)                     $8,071,234
     Cash                                                               141,624
     Deferred organization costs                                         44,042
     Receivable for fund shares sold                                      2,313
     Interest receivable                                                  1,002
                                                                   ------------
          Total assets                                                8,260,215
                                                                   ------------

     LIABILITIES:
     Payable for fund shares repurchased                                  1,000
     Organization costs due to adviser                                   44,042
     Accrued expenses                                                    63,064
                                                                   ------------
          Total liabilities                                             108,106
                                                                   ------------

     NET ASSETS                                                      $8,152,109
                                                                   ------------
                                                                   ------------

     NET ASSETS CONSIST OF:

     Paid-in capital                                                 $9,843,146
     Accumulated net realized loss on investments                       (42,167)
     Net unrealized depreciation of investments                      (1,648,870)
                                                                   ------------
                                                                     $8,152,109
                                                                   ------------
                                                                   ------------


     Net Asset Value and Redemption Price Per:
          Institutional Shares
          ($8,106,758 / 699,791 shares outstanding)                      $11.58
                                                                   ------------
          Investor Shares
          ($45,351 / 3,916 shares outstanding)                           $11.58
                                                                   ------------
                                                                   ------------

     Offering Price Per Investor Shares:
          Net asset value                                                $11.58
          Sales Charge (maximum of 4.75% of offering price)                 .58
                                                                   ------------
          Offering price                                                 $12.16
                                                                   ------------
                                                                   ------------




See notes to financial statements.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Operations
--------------------------------------------------------------------------------


                                                                 For the period
                                                                April 8, 1998(1)
                                                                    through
                                                                October 31, 1998
                                                                ----------------
  INVESTMENT INCOME:
    Dividends                                                     $      9,795
    Interest income                                                      2,541
                                                                  ------------
      Total investment income                                           12,336
                                                                  ------------

  EXPENSES:
    Management and administrative fees (Note 3)                         52,175
    Shareholder reports                                                 28,710
    Registration fees                                                   24,855
    Accounting fees                                                     20,325
    Transfer and dividend disbursing agent's fees (Note 3)              19,620
    Legal fees                                                          15,420
    Distribution fees (Note 3)                                          12,422
    Audit fees                                                          11,029
    Custodian fees                                                       9,500
    Director's fees (Note 6)                                             8,132
    Other                                                               11,756
                                                                  ------------
      Total expenses                                                   213,944
                                                                  ------------
    Net investment loss                                               (201,608)
                                                                  ------------

  REALIZED AND UNREALIZED GAIN (Loss) ON INVESTMENTS:
    Net realized loss on investment transactions                       (42,167)
    Net unrealized depreciation of investments                      (1,648,870)
                                                                  ------------
      Net realized and unrealized loss on investments               (1,691,037)
                                                                  ------------

  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (1,892,645)
                                                                  ------------
                                                                  ------------




-------------------------
(1) Commencement of operations
See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                          For the period
                                                         April 8, 1998 (1)
                                                              through
                                                         October 31, 1998
                                                         ----------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment loss                                     $   (201,608)
  Net realized loss on investment transactions                 (42,167)
  Net unrealized depreciation of  investments               (1,648,870)
                                                          ------------
  Decrease in net assets from operations                    (1,892,645)
                                                          ------------

CAPITAL SHARE TRANSACTIONS (NOTE  4):

  Proceeds from shares sold
    Institutional Shares                                    10,000,014
    Investor Shares                                             50,832
                                                          ------------
      Total proceeds from shares sold                       10,050,846
                                                          ------------

  Cost of shares repurchased
    Investor Shares                                             (6,092)
                                                          ------------
  Increase in net assets from capital share transactions    10,044,754
                                                          ------------

  Total increase in net assets                               8,152,109
                                                          ------------

NET ASSETS:
  Beginning of period                                             ---
                                                          ------------
  End of period                                           $  8,152,109
                                                          ------------
                                                          ------------



-------------------------
(1) Commencement of operations
See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Financial Highlights
--------------------------------------------------------------------------------
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES THERETO.

                                                          April 8, 1998(1)
                                                              through
                                                          October 31, 1998
                                                    ----------------------------
                                                    Institutional    Investor
                                                        Shares        Shares
                                                    -------------  -------------
  PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period               $  14.29     $  14.29
                                                    -------------  -------------

  LOSS FROM INVESTMENT OPERATIONS:
    Net investment loss(2)                                 (.29)        (.29)
    Net realized and unrealized loss on investments       (2.42)       (2.42)
                                                    -------------  -------------
    Total from investment operations                      (2.71)       (2.71)
                                                    -------------  -------------

  DISTRIBUTIONS:
    From net investment income                              -0-          -0-
    From net realized gains on investments                  -0-          -0-
                                                    -------------  -------------
    Total distributions                                     -0-          -0-
                                                    -------------  -------------

    Net asset value, end of period                     $  11.58     $  11.58
                                                    -------------  -------------
                                                    -------------  -------------

  TOTAL RETURN (3)                                       (18.96)%     (18.96)%

  RATIOS TO AVERAGE NET ASSETS: (4)
    Expenses                                               4.30%        4.55%
    Net investment loss                                   (4.06)%      (4.31)%
    Expenses prior to voluntary expense waiver              N/A         4.80%(5)
  SUPPLEMENTAL DATA:
    Net Assets, end of period (000 omitted)              $8,107          $45
    Portfolio turnover rate                               17.89%       17.89%



-------------------------

(1) Commencement of operations.
(2) Net investment loss per share was calculated using the average shares method.
(3) Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load. This ratio has not been annualized.
(4) Ratios have been annualized.
(5) The Distributor has voluntarily agreed to limit the distribution fee to an aggregate of .25 % of average daily net assets for the first fiscal year of the Investor Shares.
See notes to financial statements.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Notes To Financial Statements - October 31, 1998
--------------------------------------------------------------------------------

NOTE 1 - GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), containing diversified and non-diversified series. The Company currently offers five series; DEM Equity Fund (the "Fund"), DEM Index Fund, DEM Fixed Income Fund, U.S. Treasury Money Fund, and Institutional Cash Management Fund.

The Fund is a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation from investments in companies that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women ("DEM Companies"). The Fund, which commenced operations on April 8, 1998, offers two classes of shares, Institutional Shares and Investor Shares, which both commenced operations on April 8, 1998. The Institutional Shares are sold without a sales load, and the Investor Shares have a maximum 4.75% front-end sales load.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Security Valuation - Portfolio securities primarily traded on an exchange are valued at the last quoted sales price for that day. Securities traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from an independent pricing service or as determined in good faith by the Board of Directors. Investments in short-term securities having a maturity of 60 days or less are valued at amortized cost.

Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. The Fund reclassified $201,608 from accumulated net investment loss to paid-in-capital as a result of permanent book-tax differences.

Deferred Organization Costs - Costs incurred in connection with the Fund's organization have been capitalized and will be amortized on a straight-line basis over a five-year period.

Securities Transactions, Investment Income, Distributions, and Other - The Fund accounts for security transactions on a trade date basis. Realized gains and losses on sales of securities are determined using the specific identification method for both financial and income tax reporting purposes. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated on a daily basis to each class based on its respective net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Chapman Capital Management, Inc. ("CCM"), a wholly-owned direct subsidiary of Chapman Capital Management Holdings, Inc., is the investment adviser for the Fund. The Fund pays CCM an advisory fee at an annual rate of .9 of 1% of the Fund's average weekly net assets, and an administration fee at an annual rate of .15 of 1% of the Fund's average weekly net assets. At
October 31, 1998 expenses payable to CCM for advisory and administrative services was $6,258.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Notes to Financial Statements - October 31, 1998 - Continued
--------------------------------------------------------------------------------

First Data Investor Services Group ("First Data") serves as the Fund's Transfer and Dividend Paying Agent (the "Transfer Agent"), and Accounting Agent pursuant to an Investment Company Services Agreement. As compensation for transfer agent services, the Fund pays First Data an account fee plus an additional class fee. As compensation for its accounting services, the Fund pays First Data a fee based on its average daily net assets plus an additional class fee.

For the period ended October 31, 1998, The Chapman Company, an affiliate of CCM, earned commissions on sales of Investor Shares of $2,529, and received brokerage commissions related to Fund portfolio transactions of $20,825.

Pursuant to Rule 12b-1 under the 1940 Act, the Distributor receives a fee under the Investor Shares Distribution Plan for stockholder service and distribution services at an annual rate of .75% (up to .25% service fee and
 .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .50% of average daily net assets (up to .25% service fee and .25% distribution fee). These voluntary limits are not contractual and could change. For the period ended October 31, 1998, total distribution fees waived was $21. The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of .25% of the average daily net assets of the Fund attributable to the Institutional Shares. At October 31, 1998 expenses payable to The Chapman Company for distribution services was $1,484.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Chapman Funds, Inc. is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as DEM Equity Institutional Shares, and 1 billion shares are designated as DEM Equity Investor Shares. Transactions in shares of the respective classes were as follows:

                                                      For the Period
                                                     April 8, 1998 (1)
                                                          through
                                                     October 31, 1998
                                             -------------------------------------
                                             Institutional Shares  Investor Shares
                                             -------------------------------------
Shares sold                                       699,791             4,396
Shares issued as reinvestment of dividends            ---               ---
Shares repurchased                                    ---               480
                                             -------------------------------------
Net increase in shares outstanding                699,791             3,916
                                             -------------------------------------
                                             -------------------------------------


NOTE 5 - INVESTMENT TRANSACTIONS

Excluding short-term obligations, purchases of investment securities aggregated $11,070,960 and proceeds from sales aggregated $1,308,689 during the period April 8, 1998(1) through October 31, 1998.

The following balances are as of October 31, 1998:

                   Cost for        Tax Basis       Tax Basis         Tax Basis
                    Federal          (Net)          (Gross)           (Gross)
                  Income Tax       Unrealized      Unrealized       Unrealized
                   Purposes      (Depreciation)   Appreciation    (Depreciation)
                  --------------------------------------------------------------
DEM Equity Fund   $9,720,104       ($1,648,870)      $376,212      ($2,025,082)

-------------------------

(1) Commencement of operations.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Notes to Financial Statements - October 31, 1998 - Continued
--------------------------------------------------------------------------------

NOTE 6 - DIRECTOR'S FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the year ended October 31, 1998, these "affiliated persons" did not receive any compensation from the Company.

Those directors who are not officers of the Company receive $1,000 compensation plus certain expenses from the Company for each Board of Directors meeting they attend. Total compensation and expenses paid to directors for the year ended October 31, 1998 were $8,132.

                  REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Directors of The Chapman Funds, Inc. - DEM Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Chapman Funds, Inc. - DEM Equity Fund as of October 31, 1998, and the related statement of operations, statement of changes in net assets, and financial highlights for the period April 8, 1998 (commencement of operations) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chapman Funds, Inc. - DEM Equity Fund at October 31, 1998, and the results of its operations, the changes in its net assets, and its financial highlights for the period April 8, 1998 (commencement of operations) through October 31, 1998, in conformity with generally accepted accounting principles.

                                        /s/ Ernst & Young LLP




Philadelphia, Pennsylvania
December 4, 1998